AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	March 31, 2026	March 31, 2025
	($)	($)
Sales tax refundable	–	65,444
Prepaid	110,319	44,531
	110,319	109,975